Description of the business and organization	12 Months Ended
Dec. 31, 2025
Description of the business and organization
Description of the business and organization
1.	Description of the business and organization

(a) Description of the business

Atour Lifestyle Holdings Limited (“Atour” and, together with its subsidiaries, the “Company”), is a holding company incorporated in the Cayman Islands. The principal business activities of the Company are to develop lifestyle brands and operate both hospitality and retail businesses in the People’s Republic of China (the “PRC”). In November 2022, the Company completed its initial public offering on NASDAQ in the United States under the stock code “ATAT” (the “IPO”).